DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Net Financial Results (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial income [Abstract]
Interest income	$ 719,559	$ 2,069,473	$ 204,776
Foreign exchange gain	7,815,595	12,559,251	863,880
Subtotal	8,535,154	14,628,724	1,068,656
Financial expenses [Abstract]
Interests expense	(2,509,815)	(2,577,365)	(1,301,985)
Foreign exchange loss	(15,636,514)	(20,185,935)	(1,718,617)
Less: Capitalized financing costs	446,195	0	0
Subtotal	(17,700,134)	(22,763,300)	(3,020,602)
Other financial results [Abstract]
Derivative financial instrument results	(19,172)	163,192	0
Fair value gains on financial instruments through profit or loss	542,218	2,112,016	680,678
Others	(409,659)	(374,619)	(258,315)
Subtotal	113,387	1,900,589	422,363
Gain on net monetary position	6,154,172	1,855,519	716,821
Total	$ (2,897,421)	$ (4,378,468)	$ (812,762)